Summary of Significant Accounting Policies - Valuation Techniques (Details)	Jan. 01, 2022 yr
Warrant term (yrs.)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input	4.7
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input	30,400
Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input	910
Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input	0